Cover	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	MeridianLink, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40680
Entity Tax Identification Number	33-0849406
Entity Address, Address Line One	1600 Sunflower Avenue, #200
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	714
Local Phone Number	708-6950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MLNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834494
Amendment Flag	false